Schedule of Segment Information (Details) - USD ($)		3 Months Ended						6 Months Ended	9 Months Ended		12 Months Ended
		Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Segment Reporting Information [Line Items]
Total		$ 4,175,994			$ 15,699,587				$ 20,190,663	$ 46,638,925	$ 58,351,650	$ 16,783,914
Total Adjusted EBITDA		(3,520,624)			(7,293,129)				(10,200,559)	(18,374,833)
Interest expense		(460,914)			(611,021)				(2,490,696)	(5,368,933)	(6,423,039)	(698,973)
Loss on conversion of senior convertible note										(5,999,662)	(5,999,662)
Loss on extinguishment of senior convertible note									(3,616,372)	(28,478,804)	(28,478,804)
Change in fair value of derivative liability		(1,163,979)	$ 8,324,802	$ 274,864	(20,573,051)				7,435,687	(22,055,672)	(10,882,241)
Change in fair value of contingent consideration					99,247				(2,864,551)	1,950,693
Other non-operating income (loss), net		(551,921)			(39,440)				(19,085)	(1,391,855)	(584,466)	(460,328)
Income tax benefit (expense)		376			431				376	(5,503,430)	(5,674,442)	(3,811,536)
Depreciation and amortization		(1,658,020)			(3,125,223)				(5,408,467)	(9,555,184)	(154,464)	(111,380)
Asset impairment charges					(38,629,310)			$ (16,135,000)	(16,135,000)	(38,629,310)	(46,498,689)
Stock-based Compensation		205,079			1,346,502				1,127,070	3,958,275	5,165,653	4,129,726
Cost of acquisition					(13,531)				(35,930)	(269,013)
Net loss		(13,193,975)	$ (14,132,682)	$ (4,168,591)	(63,569,495)	$ (34,334,629)	$ (552,381)		(31,495,248)	(98,456,505)	(102,232,090)	(26,372,734)
Loss on disposal of businesses		(4,198,362)							(4,198,362)
Gain on termination of lease		799,901							799,901
Loss on conversion of senior convertible note										(5,999,662)
Loss on extinguishment of senior convertible note		(3,616,372)							(3,616,372)	(28,478,804)	(28,478,804)
Change in fair value of derivative liability		(1,163,979)			(20,573,051)				7,435,687	(22,055,672)
Change in fair value of warrant liability		1,412,941			8,181,398				6,435,229	28,641,920	31,468,270	(1,549,924)
Other non-operating income (loss), net		(551,921)			(39,440)				(19,085)	(1,391,855)
Right of use asset amortization		(31,170)			(218,502)				(69,597)	(471,007)
Stock-based Compensation		(205,079)			(1,346,502)				(1,127,070)	(3,958,275)	(5,165,653)	(4,129,726)
Income tax benefit (expense)		(376)			(431)				(376)	5,503,430	5,674,442	3,811,536
iGaming Segment [Member]
Segment Reporting Information [Line Items]
Total		3,437,387			14,590,447				17,571,219	41,692,731
Total Adjusted EBITDA		(954,581)			(1,736,531)				(2,566,714)	(5,590,343)
EEG Games Segment [Member]
Segment Reporting Information [Line Items]
Total		738,607			1,109,140				2,619,444	4,946,194
Total Adjusted EBITDA		(701,767)			(1,765,436)				(1,810,305)	(3,487,751)
Other [Member]
Segment Reporting Information [Line Items]
Total Adjusted EBITDA	[1]	$ (1,864,276)			$ (3,791,162)				$ (5,823,540)	$ (9,296,739)
Operating Segments [Member]
Segment Reporting Information [Line Items]
Total											58,351,650	16,783,914
Total Adjusted EBITDA											(25,401,963)	(14,671,095)
Interest expense											(6,423,039)	(698,973)
Loss on conversion of senior convertible note											(5,999,662)
Loss on extinguishment of senior convertible note											(28,478,804)
Change in fair value of derivative liability											(10,882,241)
Change in fair value of warrant liability											31,468,270	(1,549,924)
Change in fair value of contingent consideration											2,355,308	(1,748,607)
Other non-operating income (loss), net											(584,466)	(460,328)
Income tax benefit (expense)											5,674,442	3,811,536
Depreciation and amortization											(12,026,581)	(3,416,252)
Asset impairment charges											(46,498,689)
Stock-based Compensation											(5,165,653)	(4,129,726)
Cost of acquisition											(269,012)	(3,509,365)
Net loss											(102,232,090)	(26,372,734)
Stock-based Compensation											5,165,653	4,129,726
Income tax benefit (expense)											(5,674,442)	(3,811,536)
Operating Segments [Member] | iGaming Segment [Member]
Segment Reporting Information [Line Items]
Total											53,104,795	16,231,028
Total Adjusted EBITDA											(7,526,205)	(6,740,890)
Operating Segments [Member] | EEG Games Segment [Member]
Segment Reporting Information [Line Items]
Total											5,246,855	552,886
Total Adjusted EBITDA											(4,915,549)	(454,467)
Operating Segments [Member] | Other Segments [Member]
Segment Reporting Information [Line Items]
Total Adjusted EBITDA											$ (12,960,209)	$ (7,475,738)

[1]	Other comprises of corporate and overhead costs.